Financial risk management, objectives and policies (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management Objectives And Policies
Schedule of sensitivity to a reasonably possible change

The impact on the Group’s profit before income tax is due to changes in the fair value of monetary assets and liabilities.

2017	Change in US$ rate	Effect on profit before tax
U.S. Dollar	%	S/(000)

	+5	(620)
	+10	(1,239)
	-5	620
	-10	1,239

2016	Change in US$ rate	Effect on profit before tax
U.S. Dollar	%	S/(000)

	+5	(605)
	+10	(1,209)
	-5	605
	-10	1,209

Schedule of effect of price changes in coal	The following table shows the effect of price changes in coal:
	Change in year-end price	Effect on profit before tax
	%	S/(000)
2017
	+10	(3,148)
	-10	3,148
2016
	+10	(3,780)
	-10	3,780

Schedule of financial liabilities based on contractual undiscounted payments

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2017
Interest-bearing loans adjusted by hedge	—	—	—	—	913,300	913,300
Interest	—	21,904	21,904	175,230	21,904	240,942
Hedge finance cost payable	—	13,041	13,041	104,328	13,041	143,451
Trade and other payables	—	129,595	9,711	—	—	139,306
Energy supply	—	3,357	2,648	—	—	6,005

As of December 31, 2016
Interest-bearing loans adjusted by hedge	—	—	—	—	913,300	913,300
Interest	—	22,680	22,680	181,440	68,040	294,840
Hedge finance cost payable	—	13,503	13,503	108,025	40,510	175,541
Trade and other payables	—	89,864	8,941	—	—	98,805
Energy supply	—	3,738	5,246	914	—	9,898

Schedule of financial derivative instruments

The following table shows the corresponding reconciliation to those amounts to their carrying amounts:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2017
Inflows	—	—	—	—	139,785	139,785
Outflows	—	(2,841)	(13,032)	(100,102)	(11,945)	(127,920)
Net	—	(2,841)	(13,032)	(100,102)	127,840	11,865

Discounted at the applicable interbank rates	—	(2,836)	(12,885)	(94,939)	111,149	489

As of December 31, 2016
Inflows	—	—	—	—	259,195	259,195
Outflows	—	(2,942)	(13,556)	(105,069)	(36,948)	(158,515)
Net	—	(2,942)	(13,556)	(105,069)	222,247	100,680

Discounted at the applicable interbank rates	—	(2,933)	(13,341)	(97,541)	183,727	69,912

Changes in liabilities arising from financing activities:

	Balance as of January 1	Distribution of dividends	Finance cost on cross currency swaps	Cash flows	Movement of foreign currency	Amortization of costs of issuance of senior notes	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2017
Hedge finance cost payable	11,073	—	26,140	(26,708)	—	—	—	10,505
Dividends payable	5,070	149,837	—	(124,993)	—	—	(189)	29,725
Interest-bearing loans	998,148	—	—	—	(34,502)	1,644	—	965,290

2016
Hedge finance cost payable	10,897	—	27,800	(27,624)	—	—	—	11,073
Dividends payable	4,235	155,236	—	(154,401)	—	—	—	5,070
Interest-bearing loans	1,012,406	—	—	—	(15,902)	1,644	—	998,148